SUBSEQUENT EVENTS - Purchase of IndoStar (Details) - Major business combination - IndoStar $ in Millions	Jan. 31, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer	$ 75
Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	40.00%
Consideration transferred, acquisition-date fair value	$ 220